Note 8. Commitments and Contingencies - Commitments (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Lease payment for 2013	$ 80,414
Lease payment for 2014	81,942
Lease payment for 2015	83,103
Lease payment for 2016	83,103
Lease payment for 2017	41,857
Total	$ 370,419